SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Receivable - related parties	$ 15,227,010	$ 15,317,545
Allowance for credit losses - related parties	(7,266,358)	(7,436,456)
Accounts Receivable - related parties, net	7,960,652	7,881,089
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Receivable - related parties	45,135	295,490
Allowance for credit losses - related parties	(45,135)	(252,035)
Accounts Receivable - related parties, net		$ 43,455